REVENUE (Tables)	12 Months Ended
Dec. 31, 2021
Revenue [abstract]
Schedule of Disaggregation Revenue

	Year ended December 31,
(in millions of Euros)	2021	2020	2019
Packaging rolled products	2,673	1,960	2,172
Automotive rolled products	854	663	816
Specialty and other thin-rolled products	161	102	151
Aerospace rolled products	389	560	863
Transportation, industry, defense and other rolled products	713	442	557
Automotive extruded products	735	665	797
Other extruded products	627	491	551
Total Revenue by product line	6,152	4,883	5,907

	Year ended December 31,
(in millions of Euros)	2021	2020	2019
Germany	1,481	1,014	1,260
France	466	362	563
United Kingdom	179	192	194
Switzerland	63	52	68
Other Europe	1,233	923	1,078
Total Europe	3,422	2,543	3,163

United States	2,335	1,941	2,175
Asia and Other Pacific	171	211	277
All Other	224	188	292
Total Revenue by destination of shipment	6,152	4,883	5,907